Capital Stock (Details Narrative)																				1 Months Ended																		3 Months Ended		12 Months Ended
	Oct. 04, 2019 USD ($) shares	Oct. 01, 2019 USD ($) shares	Oct. 01, 2019 CAD ($) $ / shares shares	Sep. 12, 2019 USD ($) shares	Sep. 12, 2019 CAD ($) $ / shares shares	Aug. 12, 2019 USD ($) shares	Aug. 12, 2019 CAD ($) $ / shares shares	Dec. 11, 2018 USD ($) shares	Dec. 11, 2018 CAD ($) $ / shares shares	Nov. 02, 2018 USD ($) $ / shares shares	Nov. 02, 2018 CAD ($) $ / shares shares	Jun. 06, 2018 USD ($) shares	Jun. 06, 2018 CAD ($) $ / shares shares	Dec. 01, 2017 USD ($) $ / shares shares	Dec. 01, 2017 CAD ($) $ / shares shares	Nov. 14, 2017 USD ($) shares	Nov. 14, 2017 CAD ($) $ / shares shares	Aug. 15, 2017 USD ($) $ / shares shares	Aug. 15, 2017 CAD ($) $ / shares shares	Aug. 21, 2019 USD ($) shares	Aug. 21, 2019 CAD ($) $ / shares shares	Jul. 16, 2019 USD ($) shares	Jul. 16, 2019 CAD ($) $ / shares shares	May 28, 2019 USD ($) shares	May 28, 2019 CAD ($) $ / shares shares	May 17, 2019 USD ($) $ / shares shares	May 17, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018 CAD ($) $ / shares shares	Nov. 29, 2018 USD ($) shares	Nov. 24, 2017 USD ($) shares	Nov. 24, 2017 CAD ($) $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Oct. 31, 2017 CAD ($) $ / shares shares	Aug. 16, 2017 USD ($) $ / shares shares	Aug. 16, 2017 CAD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 31, 2018 $ / shares $ / shares shares	Oct. 04, 2019 CAD ($) $ / shares	May 14, 2019 USD ($) shares	May 16, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, par value | $ / shares																																						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Capital stock, shares authorized																																						900,000,000		900,000,000		900,000,000	900,000,000
Preferred stock converted into common shares																																						2,909,091	2,909,091	2,909,091	2,909,091
Common stock shares issued																						7,333	7,333						3,206,160	3,206,160
Amount payable in common shares | $																																								$ 15,088,414		$ 5,026,494
Warrants shares issued																						7,333	7,333						3,206,160	3,206,160
Warrant exercisable price per share | $ / shares																							$ 0.90							$ 0.50
Number of warrants exercised	22,727			38,912	38,912	81,591	81,591
Proceeds from issuance of common stock				$ 19,450	$ 25,682																	$ 5,057	$ 6,600						$ 1,205,196	$ 1,603,080								$ 75,549		$ 21,561,568		$ 4,806,025
Exercised						$ 40,765	$ 53,850
Common stock share subscriptions receivable	$ 15,360																																											$ 20,454
Common stock shares issued upon exercise of warrants	22,727			38,912	38,912	81,591	81,591
Warrants price per share | $ / shares					$ 0.66		$ 0.66																																					$ 0.90
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted		250,000	250,000					2,050,000	2,050,000			175,000	175,000																			3,850,000	3,850,000					3,100,000	3,100,000	2,050,000	2,050,000	4,025,000
Exercise price | $ / shares			$ 0.93						$ 0.57				$ 0.47																				$ 0.66						$ 0.88		$ 0.57		$ 0.65
Term of options								5 years	5 years			5 years	5 years																			5 years	5 years
Expiry period								Dec. 10, 2023	Dec. 10, 2023			Jun. 06, 2023	Jun. 06, 2023																			Nov. 24, 2022	Nov. 24, 2022
Fair value of stock options		$ 145,045	$ 191,960					$ 880,595	$ 1,165,117			$ 63,101	$ 81,129							$ 1,373,856	$ 1,818,232											$ 726,578	$ 922,403
Stock-based compensation																																						$ 12,591	$ 16,663
Percentage of issued and outstanding common shares																																						10.00%		10.00%
Purchase Agreement N M G S D Settlement Agreement And Lease Assignment Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued						4,337,111	4,337,111
Australis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																															1,105,083
Number of warrants exercised																								12,793,840	12,793,840
Finance fee fair valued | $																															$ 822,494
Exercised																								$ 4,746,515	$ 6,396,920
Common stock shares issued upon exercise of warrants																								12,793,840	12,793,840
Warrants price per share | $ / shares																									$ 0.50
Australis | Senior secured note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repayment of senior debt | $																								$ 4,495,890
Australis | Investment Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																												1,768,545
Amount payable in common shares | $																												$ 787,123
Consultant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted								2,050,000	2,050,000
Exercise price | $ / shares									$ 0.57
Fair value of stock options								$ 880,595	$ 1,165,117
Toro Pacific Management Inc. (the "Transferor")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Escrowed shares issued																																													70,500	70,500
Escrowed shares fair value | $																																													$ 22,689	$ 27,328
NMG Ohio LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																												2,380,398
Amount payable in common shares | $																												$ 1,448,805
Acquiring revenue remaining performance obligation																												70.00%
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted																				2,850,000	2,850,000
Exercise price | $ / shares																					$ 0.88
Expired																				400,000	400,000
Stock-based compensation																																						$ 276,987	$ 366,779
NMG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																18,827,000	18,827,000
Amount payable in common shares | $																$ 6,337,365
Number of warrants purchase exercisable shares																9,102,141
Warrant exercisable price per share | $ / shares																	$ 0.66
Exercise price | $ / shares																	$ 0.90
Term of options																24 months	24 months
Business acquisition shares issued or issuable																423,000	423,000
Business acquisition, fair value of shares issued or issuable | $																$ 135,202
NMG | Broker warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrant																$ 62,357	$ 78,122
Warrants shares issued																367,286
Warrant exercisable price per share | $ / shares																	$ 0.90
Share issuance costs																$ 219,459	$ 279,352
Term of options																24 months	24 months
Options vest six months from the date of grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage		25.00%	25.00%
Options vest six months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																				25.00%	25.00%
Options vest twelve months from the date of grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage		25.00%	25.00%
Options vest twelve months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																				25.00%	25.00%
Options vest eighteen months from the date of grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage		25.00%	25.00%
Options vest eighteen months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																				25.00%	25.00%
Options vest twenty-four months from the date of grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage		25.00%	25.00%
Options vest twenty-four months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																				25.00%	25.00%
Private placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity period																										48 months	48 months
Private placements shares issued										16,000,000	16,000,000			637,393	637,393
Subscription receipts per price | (per share)										$ 0.30	$ 0.40			$ 0.52	$ 0.66											$ 0.93	$ 1.25
Proceeds from issuance of private placement										$ 4,883,840	$ 6,400,000			$ 330,486	$ 420,680											$ 10,956,241	$ 14,726,130
Cash paid for finder fees | $										$ 152,720
Common stock shares issued										322,581	322,581
Amount payable in common shares | $										$ 221,691
Warrant exercisable price per share | $ / shares											$ 0.50				$ 0.90												$ 1.50
Warrant exercisable period														24 months	24 months
Number of units issued under private placement																										11,780,904	11,780,904
Description for the units issued under private placement																										Each unit is comprised of one common share and one common share purchase warrant.	Each unit is comprised of one common share and one common share purchase warrant.
Description for the exercise of warrants																										Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$1.50 for a period of 48 months following the closing date, subject to adjustment in certain events.	Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$1.50 for a period of 48 months following the closing date, subject to adjustment in certain events.
Commission received by the agent under offering																										$ 589,499	$ 793,938
Private placement | Broker warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity period																										48 months	48 months
Description for the exercise of warrants																										Each broker warrant entitles the holder to acquire one unit at an exercise price of CAD$1.25 per unit for a period of 48 months following the closing date.	Each broker warrant entitles the holder to acquire one unit at an exercise price of CAD$1.25 per unit for a period of 48 months following the closing date.
Warrants issued as additional consideration																											635,150
Warrants price per share | $ / shares																											$ 1.25
Corporate Finance Fee																										$ 63,774	$ 84,750
Private placement | Options vest six months from the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements shares issued																		8,276,294	8,276,294
Subscription receipts per price | (per share)																		$ 0.52	$ 0.66
Proceeds from issuance of private placement																		$ 4,270,017	$ 5,462,354
Private placement | Options vest twelve months from the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements shares issued																																				8,276,294	8,276,294
Subscription receipts per price | (per share)																																				$ 0.52	$ 0.66
Proceeds from issuance of private placement																																				$ 4,270,017	$ 5,462,354
Private placement | Options vest eighteen months from the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements shares issued																																		757,666	757,666
Subscription receipts per price | (per share)																																		$ 0.52	$ 0.66
Proceeds from issuance of private placement																																		$ 390,822	$ 500,060
Private placement | Options vest twenty-four months from the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements shares issued																																								68,181	68,181
Subscription receipts per price | (per share)																																								$ 0.52	$ 0.66
Proceeds from issuance of private placement																																								$ 35,169	$ 45,000
Private placement one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements shares issued														637,393	637,393
Subscription receipts per price | (per share)														$ 0.52	$ 0.66
Proceeds from issuance of private placement														$ 330,486	$ 420,680
Warrant exercisable price per share | $ / shares															$ 0.90
Warrant exercisable period														24 months	24 months